Inventory	12 Months Ended
Dec. 31, 2021
Schedule Of Inventory
Inventory

Note 5 – Inventory:

Inventory is comprised of finished goods of dry packaged or rolled medical cannabis and cannabis oil, as well as the outputs of processing procedures, which include, inter alia, agricultural produce which has been transferred from biological assets, where the procedure of processing into finished goods has not yet been completed.

	December 31
	2021	2020
	NIS in thousands
Finished goods	39,256	7,640
Goods in process and dried inflorescence	23,057	11,409
Total inventory	62,313	19,049